EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The status of Dole’s defined benefit pension plans was as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Change in projected benefit obligation:	(U.S. Dollars in thousands)
Benefit obligation at beginning of the year	$253,880	$—	$349,001	$266,320	$17,572	$—
Acquisition of Legacy Dole	—	256,767	—	114,099	—	18,655
Service cost	256	107	4,465	3,219	3	1
Interest cost	4,943	1,696	8,219	5,505	443	157
Actuarial (gain) loss	(47,439)	4,179	(82,819)	(4,432)	(1,726)	166
Plan amendments	—	—	—	(213)	—	—
Curtailments, settlements and terminations, net	(8,217)	—	(27,511)	(14,399)	—	—
Benefits paid	(21,588)	(8,869)	(10,012)	(8,851)	(3,148)	(1,407)
Foreign exchange impact and other	—	—	(13,196)	(12,247)	—	—
Benefit obligation at end of the year	$181,835	$253,880	$228,147	$349,001	$13,144	$17,572
Change in plan assets:
Fair value of plan assets at beginning of the year	$224,749	$—	$235,301	$245,061	$—	$—
Acquisition of Legacy Dole	—	234,221	—	—	—	—
Actual return on plan assets	(44,601)	(2,054)	(46,116)	13,901	—	—
Company contributions	3,863	1,450	12,104	10,297	3,177	1,407
Benefits paid	(21,588)	(8,868)	(10,012)	(8,851)	(3,177)	(1,407)
Curtailments, settlements and terminations, net	(8,217)	—	(25,767)	(14,419)	—	—
Foreign exchange impact and other	—	—	(17,585)	(10,688)	—	—
Fair value of plan assets at end of the year	$154,206	$224,749	$147,925	$235,301	$—	$—
Funded status	$(27,629)	$(29,131)	$(80,222)	$(113,700)	$(13,144)	$(17,572)
Amounts recognized in the consolidated balance sheets:
Other assets	$—	$—	$20,938	$2,524	$—	$—
Pension and postretirement benefits	(2,229)	(2,243)	(13,066)	(13,209)	(1,992)	(2,212)
Pension and postretirement benefits, less current portion	(25,400)	(26,888)	(88,094)	(103,015)	(11,152)	(15,360)
	$(27,629)	$(29,131)	$(80,222)	$(113,700)	$(13,144)	$(17,572)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Loss
Amounts recognized in accumulated other comprehensive loss (income), before tax, were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

	(U.S. Dollars in thousands)
Net actuarial loss (gain)	$18,341	$11,011	$—	$15,180	$50,575	$64,591	$(1,531)	$166	$—
Prior service (benefit)	—	—	—	(6,285)	(8,241)	(8,952)	—	—	—
Total	$18,341	$11,011	$—	$8,895	$42,334	$55,639	$(1,531)	$166	$—

Schedule of Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets	The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with accumulated benefit obligations in excess of plan assets were as follows:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Projected benefit obligation	$277,203	$429,115
Accumulated benefit obligation	$261,248	$406,233
Fair value of plan assets	$154,208	$283,988

Schedule of Pension Plans with Projected Benefit Obligation in Excess of Plan Assets	The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets of plans with projected benefit obligations in excess of plan assets were as follows:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Projected benefit obligation	$290,347	$519,342
Accumulated benefit obligation	$261,248	$470,484
Fair value of plan assets	$154,208	$356,415

Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost for Dole’s U.S. and international pension plans and OPRB plans were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

	(U.S. Dollars in thousands)
Components of net periodic benefit cost:
Service cost	$256	$107	$—	$4,465	$3,219	$1,858	$3	$1	$—
Interest cost	4,943	1,696	—	8,219	5,505	3,808	443	157	—
Expected return on plan assets	(11,274)	(4,779)	—	(6,814)	(6,883)	(7,275)	—	—	—
Amortization of:
Net loss	—	—	—	2,166	2,946	2,081	—	—	—
Prior service (benefit)	—	—	—	(618)	(812)	(785)	—	—	—
Curtailments, settlements and terminations, net	1,106	—	—	220	1,756	—	—	—	—
Foreign exchange impact and other	—	—	—	36	238	—	—	—	—
Net periodic cost (benefit)	$(4,969)	$(2,976)	$—	$7,674	$5,969	$(313)	$446	$158	$—

Other changes recognized in other comprehensive income (loss):
Net loss (gain)	$7,330	$11,011	$—	$(33,264)	$(13,186)	$12,957	$(1,697)	$166	$—
Prior service expense (benefit)	—	—	—	1,339	(213)	—	—	—	—
Amortization of:
Net (loss)	—	—	—	(2,166)	(2,946)	(2,081)	—	—	—
Prior service benefit	—	—	—	618	812	785	—	—	—
Foreign exchange impact and other	—	—	—	34	(2,026)	1,309	—	—	—
Income tax (benefit) expense	(1,781)	2,643	—	6,226	(3,209)	(2,154)	402	11	—
Total recognized in other comprehensive income (loss)	$5,549	$13,654	$—	$(27,213)	$(20,768)	$10,816	$(1,295)	$177	$—
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	$580	$10,678	$—	$(19,539)	$(14,799)	$10,503	$(849)	$335	$—

Schedule of Assumptions
Weighted average assumptions used to determine benefit obligations were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021

Discount rate	5.31%	2.62%	5.26%	2.61%	5.79%	3.18%
Rate of compensation increase	3.00%	3.00%	3.18%	1.98%	—	—
Rate of increase in pensions	—	—	2.07%	1.90%	—	—
Weighted average assumptions used to determine net periodic benefit cost were as follows:

	U.S. Pension Plans			International Pension Plans			OPRB Plans
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Discount rate	2.62%	2.39%	—	2.61%	2.29%	1.72%	3.18%	2.72%	—
Rate of compensation increase	3.00%	3.00%	—	1.98%	2.84%	1.74%	—	—	—
Rate of increase in pensions	—	—	—	1.90%	1.68%	1.58%	—	—	—
Rate of return on plan assets	5.10%	5.00%	—	3.36%	2.85%	3.41%	3.36%	—	—
The accumulated pension benefit obligation for Dole’s OPRB plan was determined using the following assumed annual rate of increase in the per capita cost of covered health care benefits:

	2022	2021
Health care costs trend rate assumed for next year	6.65%	6.49%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.49%	4.50%
Year that the rate reaches the ultimate trend rate	2030	2029

Schedule of Plan Asset Allocations
The following is the target asset mix for Dole’s pension plans, which management believes provides the optimal trade-off of diversification and long-term asset growth:

Target Allocation
Fixed income securities	50%
Equity securities	23%
Other	27%
Total	100%
Dole’s pension plan weighted average asset allocations by asset category was as follows:

	Year Ended
	December 31, 2022	December 31, 2021
Fixed income securities	52%	48%
Equity securities	23%	27%
Other	25%	25%
Total	100%	100%

Schedule of Plan Assets
The carrying value and estimated fair values of Dole’s retirement plan assets are summarized below:

	Fair Value Measurements as of December 31, 2022 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(U.S. Dollars in thousands)
Cash and cash equivalents	$5,695	$8,854	$—	$14,549
Fixed-income securities	33,260	100,964	—	134,224
Insurance contracts	—	16,627	—	16,627
Equity securities	4,930	22,671	—	27,601
Other	8,682	8,135	—	16,817
Investments measured at fair value	52,567	157,251	—	209,818
Investments measured at net asset value	—	—	—	92,313
Total plan assets at fair value	$52,567	$157,251	$—	$302,131

	Fair Value Measurements as of December 31, 2021 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

	(U.S. Dollars in thousands)
Cash and cash equivalents	$8,276	$—	$—	$8,276
Fixed-income securities	45,380	217,127	—	262,507
Insurance contracts	—	43,053	—	43,053
Equity securities	7,688	101,890	8,058	117,636
Other	2,261	12,270	122	14,653
Investments measured at fair value	63,605	374,340	8,180	446,125
Investments measured at net asset value	—	—	—	13,925
Total plan assets at fair value	$63,605	$374,340	$8,180	$460,050

Schedule of Level 3 Plan Assets	The table below sets forth a summary of the transfers and purchases of the plans’ Level 3 assets for the years ended December 31, 2022 and December 31, 2021:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Common Collective Trusts	Interest in 103-12 Investment Companies	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2020	$—	$—	$—
Acquisitions	113	8,498	8,611
Net realized and unrealized gains (losses)	9	(1,251)	(1,242)
Net purchases, issuances and settlements	—	811	811
Balance as of December 31, 2021	122	8,058	8,180
Settlements and reclassifications	(122)	(8,058)	(8,180)
Balance as of December 31, 2022	$—	$—	$—

Schedule of Estimated Future Benefit Payments
The following table presents estimated future benefit payments:

	U.S. Pension Plans	International Pension Plans	OPRB Plans

	(U.S. Dollars in thousands)
2023	$20,141	$19,328	$1,992
2024	19,359	13,356	1,825
2025	18,438	12,954	1,730
2026	17,622	14,301	1,611
2027	16,830	14,790	1,481
Thereafter	71,645	75,398	5,042
Total	$164,035	$150,127	$13,681

Schedule of Multi-Employer Plan
The following table presents details for Dole’s U.S. multi-employer defined benefit plan:

		Pension Protection Act Zone Status	Contributions for the Year Ended
Pension Plan	EIN/Pension Plan Number	Fiscal 2022	December 31, 2022	December 31, 2021	December 31, 2020	Expiration of Agreement

			(U.S. Dollars in thousands)
Western Conference of Teamsters Pension Plan	91-6145047-001	Not critical	$917	$372	$—	8/15/2024